RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 401(k) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 6,773,641,000	$ 6,355,090,000
Participant loans deemed distributed	(1,717,000)	(1,665,000)
Net assets available for benefits per the Form 5500	$ 6,771,924,000	$ 6,353,425,000